Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Company's Commitments

The Company’s commitments as at December 31, 2021 were as follows:

In millions of U.S. dollars	Total	2022	2023	2024	2025	2026	Thereafter
Purchase obligations	4,064	3,272	405	186	163	38	—
of which:
Equipment purchase	2,412	2,406	6	—	—	—	—
Foundry purchase	1,488	768	358	167	157	38	—
Software, design, technologies and licenses	164	98	41	19	6	—	—
Other obligations	1,059	621	172	107	63	30	66
Total	5,123	3,893	577	293	226	68	66